Other Receivables and Other Current Assets, Net - Schedule of Other Receivables and Other Current Assets, Net (Details) - USD ($)		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Other Receivables and Other Current Assets, Net [Abstract]
Deposits	[1]	$ 273,041	$ 42,832
Prepaid expenses	[2]	1,122,403	18,279
Prepaid income tax	[3]	1,812	23,366
GST recoverable	[4]	209,880	232,367
Other receivables	[5]	153,809	197,102
Less: allowance for credit loss		(27,923)	(52,949)	$ (3,747)	$ (2,376)
Total other receivables and other current assets, net		$ 1,733,022	$ 460,997

[1]	The balance of deposit mainly comprised deposits made for rental and utility service of the Company.
[2]	The balance of prepaid expenses represented prepayment for services, such as subscription fees, advertising expenses, and director & officer insurance.
[3]	The balance of prepaid income tax represents prepaid estimated income tax from the Company’s Singapore subsidiary.
[4]	The balance of GST recoverable represented the amount of GST, which resulted from historical purchasing activities and could be further used for deducting future GST in Singapore.
[5]	The balance of other receivables mainly represented balance due from vendor for marketing expense paid on behalf.